Other operating income (Tables)	12 Months Ended
Sep. 30, 2021
Other operating income
Summary of other operating income

			Nine months
	Year ended	Year ended	ended
	30 September	30 September	30 September
	2021	2020	2019
	$	$	$
European Space Agency (ESA) Contract	—	1,963,670	1,250,056